Related party transactions (Tables)	9 Months Ended
Sep. 30, 2020
Schedule of related party transactions

Amounts due from affiliates

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2020	2019
Amounts due from affiliates	$3,658	$4,296

Amounts due to owners and affiliates

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2020	2019
Amounts due to owners and affiliates	$2,427	$2,513

Revolving credit facility due to owners and affiliates

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2020	2019
Revolving credit facility due to owners and affiliates - non-current portion	$11,292	$8,792

Hoegh LNG and Subsidiaries [Member]
Schedule of related party transactions

As described in Related party agreements below, subsidiaries of Höegh LNG have provided the administrative services to the Partnership and ship management and/or technical support services for the PGN FSRU Lampung, the Höegh Gallant and the Höegh Grace as well as leasing the Höegh Gallant.

Related party amounts included in the consolidated statements of income for the three and nine months ended September 30, 2020 and 2019 or in the consolidated balance sheets as of September 30, 2020 and December 31, 2019 are as follows:

	Three months ended		Nine months ended
Statement of income:	September 30,		September 30,
(in thousands of U.S. dollars)	2020	2019	2020	2019
Revenues
Time charter revenue Höegh Gallant (1)	$10,950	$12,506	$34,365	$34,816

Operating expenses
Vessel operating expenses (2)	(5,497)	(8,538)	(15,028)	(19,244)
Hours, travel expenses and overhead (3) and Board of Directors’ fees (4)	(838)	(813)	(2,967)	(2,944)
Financial (income) expense
Interest income from joint ventures (5)	82	75	239	218
Interest expense to Höegh LNG (6)	(95)	(399)	(291)	(1,753)
Total	$4,602	$2,831	$16,318	$11,093

	As of
Balance sheet	September 30,	December 31,
(in thousands of U.S. dollars)	2020	2019
Equity
Contribution from Höegh LNG (7)	$8,600	$—
Repayment of indemnification received from Höegh LNG (8)	—	(64)
Issuance of units for Board of Directors’ fees (4)	128	194
Other and contribution from owner (9)	138	485
Total	$8,866	$615
1)	Time charter revenue Höegh Gallant: Subsidiaries of Höegh LNG have leased the Höegh Gallant.
2)	Vessel operating expenses: Subsidiaries of Höegh LNG provide ship management of vessels, including crews and the provision of all other services and supplies.
3)	Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charged based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.
4)	Board of Directors’ fees: Effective September 4, 2020 a total of 15,528 common units were awarded to non-employee directors under the Höegh LNG Partners LP Long Term Incentive Plan as compensation of $162 for part of the directors' fees. As of September 30, 2020, a total of 11,646 common units were issued under the award to non-employee directors as compensation of $128. As of October 23, 2020, the remaining 3,882 common units were issued under the award to non-employee directors. Effective June 4, 2019 a total of 11,180 common units were awarded to non-employee directors under the Höegh LNG Partners LP Long Term Incentive Plan as compensation of $194 for part of the directors' fees. Part of the board compensation is awarded as common units of the Partnership. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.
5)	Interest income from joint ventures: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income.
6)	Interest expense to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes. The Partnership incurred interest expense on the drawn balance.
7)	Non-cash contribution from Höegh LNG: As described under "Indemnifications" below, on April 8, 2020, the Partnership was indemnified by Höegh LNG for its share of the joint ventures boil-off settlement payments by a reduction of $8.6 million on its outstanding balance on the $85 million revolving credit facility from Höegh LNG. This non-cash settlement from Höegh LNG was recorded as an increase in equity.
8)	Cash contribution from/distribution to Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership or received refunds of indemnification from the Partnership which were recorded as contributions or distributions to equity.
9)	Other and contribution from owner: Höegh LNG granted share-based incentives to certain key employees whose services benefit the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective March 26, 2020, March 21, 2019 and September 14, 2018, the Partnership granted or extended the terms for 8,100, 10,917 and 28,018 phantom units, respectively, to the Chief Executive Officer and Chief Financial Officer of the Partnership. Related expenses are recorded over the vesting period as an administrative expense and as an increase in equity. On August 6, 2020, the Partnership announced that the Partnership's Chief Executive Officer and Chief Financial Officer resigned which resulted in 15,378 of the phantom units not vesting resulting in a reduction in administration expense and equity for the forfeited units. The remaining 9,723 unvested phantom units will vest in 2020 and 2021.